Post-Retirement Benefit Obligations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Average duration of the post-retirement benefit obligations	11 years	13 years